Investment Securities, Credit Loss Component (Details) (Total debt securities [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total debt securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit loss component, beginning of period	$ 1,289	$ 1,272	$ 1,043
Initial credit impairments	21	55	87
Subsequent credit impairments	86	182	335
Total additions	107	237	422
For securities sold or matured	(194)	(194)	(160)
For securities derecognized due to changes in consolidation status of variable interest entities	0	0	(2)
Due to change in intent to sell or requirement to sell	0	0	0
For recoveries of previous credit impairments	(31)	(26)	(31)
Total reductions	(225)	(220)	(193)
Credit loss component, end of period	$ 1,171	$ 1,289	$ 1,272